Advances from customers (Details - Advances rollforward)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Offsetting Assets [Line Items]
Total advances from customers										¥ 10,502,722
Increase in customer advances	¥ 0		¥ 37,210,548
Revenue recognized	1,851,722	¥ (27,893,632)	(54,601,458)	$ (3,918,195)	¥ (27,893,632)	¥ (1,082,404)
Total advances from customers					27,893,632			¥ 8,651,000	$ 1,475,309	10,502,722
Total advances from customers					27,893,632		$ 1,215,199	8,651,000	1,475,309	10,502,722
D A K A Regional Agent Fee [Member]
Offsetting Assets [Line Items]
Total advances from customers										10,502,722
Increase in customer advances	0		11,122,000
Revenue recognized	¥ (1,851,722)		¥ (619,278)
Total advances from customers					¥ 0			¥ 8,651,000	$ 1,475,309	¥ 10,502,722
Total advances from customers | $							$ 1,215,199